Foreign exchange variations, net	12 Months Ended
Dec. 31, 2023
Foreign Exchange Variations Net
Foreign exchange variations, net

33.	Foreign exchange variations, net

	2023	2022	2021
Income
Loans and financing(i)	125,981	47,552	215,262
Suppliers	33,680	34,586	13,190
Swap(ii)	10,698	28,006	275,836
Other	23,676	30,923	16,640
	194,035	141,067	520,928
Expenses
Loans and financing(i)	(10,698)	(27,984)	(275,724)
Suppliers	(19,336)	(21,109)	(20,061)
Swap(ii)	(125,981)	(47,460)	(215,262)
Other	(45,077)	(39,507)	(9,222)
	(201,092)	(136,060)	(520,269)

Foreign exchange variations, net	(7,057)	5,007	659

(i)	It mainly refers to foreign exchange variation on loans and financing in foreign currency.

(ii)	Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (Note 37).